Long-Term Debt, net (Tables)	12 Months Ended
Dec. 31, 2017
Long-Term Debt, net
Schedule of long-term debt

        Long-term debt as of December 31, 2017 consisted of the following (in thousands):

Credit Facility	Balance as of December 31, 2017	Balance as of December 31, 2016
The Royal Bank of Scotland	$634,864	$648,528
HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank	622,851	624,570
HSH Nordbank-EnTrustPermal	—	12,200
The Export-Import Bank of Korea & ABN Amro	23,109	34,359
Deutsche Bank	156,062	164,582
Citibank	117,316	127,353
Credit Suisse	176,189	189,080
ABN Amro-Bank of America Merrill Lynch-Burlington Loan Management—National Bank of Greece	199,302	217,584
EnTrustPermal-Credit Suisse-CitiGroup	220,689	242,229
The Royal Bank of Scotland (January 2011 Credit Facility)	24,316	42,384
HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank (January 2011 Credit Facility)	17,205	34,562
ABN Amro-Bank of America Merrill Lynch-Burlington Loan Management—National Bank of Greece (January 2011 Credit Facility)	8,771	9,655
Sinosure CEXIM-Citibank-ABN Amro Credit Facility	81,360	101,700
Club Facility (January 2011 Credit Facility)	—	11,590
Citibank—Eurobank Credit Facility (January 2011 Credit Facility)	37,645	47,938
Comprehensive Financing Plan exit fees accrued	21,099	18,948

Total long-term debt	$2,340,778	$2,527,262

Less: Deferred finance costs, net	(11,177)	(22,330)

Total long-term debt net of deferred finance cost	$2,329,601	$2,504,932

Schedule of maturities of long-term debt subsequent to financial year

        The scheduled maturities of long-term debt subsequent to December 31, 2017 are as follows (in thousands):

	Fixed principal repayments	Variable principal payments	Final Payment due on December 31, 2018*	Total principal payments
2018	$203,364	—	$2,055,295	$2,258,659
2019	20,340	—	—	20,340
2020	20,340	—	—	20,340
2021	20,340	—	—	20,340

Total long-term debt	$264,384	—	$2,055,295	$2,319,679

*

The last payment due on December 31, 2018, includes the unamortized remaining principal debt balances under the Bank Agreement, as such amount will be determinable following the fixed and variable amortization.

Schedule of quarterly principal payments in fixed amounts in relation to total debt commitments from the lenders under the Bank Agreement and New Credit Facilities

        Quarterly principal payments in fixed amounts, in relation to the Company's total debt commitments from the Company's lenders under the Bank Agreement and the January 2011 Credit Facilities, as specified in the table below (in thousands):

	February 15,	May 15,	August 15,	November 15,	December 31,	Total
2018	$32,586	$37,589	$44,403	$45,337	$2,055,295	$2,215,210

*

These principal payments represent originally scheduled maturities and assume debt will not be called by the lenders earlier due to the breaches of financial covenants. The Company may elect to make the scheduled payments shown in the above table three months earlier.

Credit Facilities
Long-Term Debt, net
Schedule of long-term debt

Credit Facility	Outstanding Principal Amount (in millions)(1)	Collateral Vessels
The Royal Bank of Scotland(2)	$634.9

The Hyundai Progress, the Highway (ex Hyundai Highway), the Bridge (ex Hyundai Bridge), the Zim Monaco, the Express Argentina, the Express France, the Express Spain, the CMA CGM Racine, the CSCL America and the CMA CGM Melisande

HSH Nordbank—Aegean Baltic Bank—Piraeus Bank(3)	$622.9

The Vladivostok (ex Hyundai Vladivostok), the Advance (ex Hyundai Advance), the Stride (ex Hyundai Stride), the Future (ex Hyundai Future), the Sprinter (ex Hyundai Sprinter), the Amalia C, the MSC Zebra, the Danae C, the Dimitris C, the Performance, the Europe and the Priority

Citibank	$117.3	The CMA CGM Moliere, the CMA CGM Musset , the Hyundai Honour (ex Hyundai Together) and the Hyundai Respect (ex Hyundai Tenacity)
Deutsche Bank	$156.1	The Zim Rio Grande, the Zim Sao Paolo and the Zim Kingston (ex OOCL Istanbul), the Hyundai Honour (ex Hyundai Together) and the Hyundai Respect (ex Hyundai Tenacity)
Credit Suisse	$176.2	The Zim Luanda, the CMA CGM Nerval and the YM Mandate the Hyundai Honour (ex Hyundai Together) and the Hyundai Respect (ex Hyundai Tenacity)
ABN Amro—Bank of America Merrill Lynch—Burlington—National Bank of Greece	$199.3	The Colombo, the YM Seattle, the YM Vancouver and the Singapore (ex YM Singapore)
EnTrustPermal—Credit Suisse—CitiGroup	$220.7

The Zim Dalian (ex OOCL Novorossiysk), the Express Brazil, the YM Maturity, the Express Black Sea, the CMA CGM Attila, the Hyundai Honour (ex Hyundai Together) and the Hyundai Respect (ex Hyundai Tenacity)

KEXIM-ABN Amro	$23.1	The CSCL Pusan and the CSCL Le Havre
January 2011 Credit Facilities
HSH Nordbank—Aegean Baltic Bank—Piraeus Bank(3)	$17.2	The Maersk Exeter (ex Hyundai Speed), the Express Rome and the CMA CGM Rabelais
RBS(2)	$24.3	The Maersk Enping (ex Hyundai Smart) and the Express Berlin
ABN Amro Club Facility	$8.8	The Express Athens
Citibank-Eurobank	$37.6	The MSC Ambition (ex Hyundai Ambition)
Sinosure—CEXIM—Citibank—ABN Amro	$81.3	The CMA CGM Tancredi, the CMA CGM Bianca and the CMA CGM Samson

(1)	As of December 31, 2017.
(2)	Pursuant to the Bank Agreement, this credit facility is also secured by a second priority lien on the Derby D and the CSCL Le Havre.
(3)	Pursuant to the Bank Agreement, this credit facility is also secured by a second priority lien on the Deva and the CSCL Pusan.